Revenues and Cost of Services - Summary of Cost of Services (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Foreign exchange gain	$ 223
Net foreign exchange loss	223
Net foreign exchange gain	17,433
Foreign exchange losses	17,656	$ 14,832
Foreign exchange loss relation processed volume	17,656
Costs of services
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Net foreign exchange gain	$ 17,433	14,559
Foreign exchange losses		$ 273	$ 2,100